Properties, Plants and Equipment (Summary of Properties, Plants and Equipment)(Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross PP&E	[1]	$ 1,896.9	$ 1,257.9
Less: accumulated depreciation	[1]	(271.7)	(247.3)
Net PP&E	[1]	1,625.2	1,010.6
Land [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[1]	6.0	17.4
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[1]	30.0	27.3
Pipelines and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[1],[2]	229.5	165.0
Terminals and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[1],[2]	$ 345.9	334.7
Rail Racks And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	33 years
Gross PP&E	[1],[2]	$ 136.3	133.5
Fractionator And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	25 years
Gross PP&E	[1],[2]	$ 626.2
Caverns And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[1],[2]	285.3
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross PP&E	[1]	$ 237.7	$ 580.0
Minimum [Member] | Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years		3 years
Minimum [Member] | Pipelines and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	10 years
Minimum [Member] | Terminals and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	25 years
Minimum [Member] | Caverns And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	25 years
Maximum [Member] | Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years		30 years
Maximum [Member] | Pipelines and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	45 years
Maximum [Member] | Terminals and Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	45 years
Maximum [Member] | Caverns And Related Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives, in years	[2]	45 years

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.
[2]	Assets for which we are the lessor. See Note 15—Leases.